Investments (Credit Quality of Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 7,260	$ 6,523
% of Total	100.00%	100.00%
Estimated Fair Value	$ 7,419	$ 6,595
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 6,520	$ 6,141
% of Total	89.80%	94.10%
Estimated Fair Value	$ 6,681	$ 6,222
% of Total	90.00%	94.30%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 656	$ 310
% of Total	9.00%	4.80%
Estimated Fair Value	$ 658	$ 303
% of Total	8.90%	4.60%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 51	$ 34
% of Total	0.70%	0.50%
Estimated Fair Value	$ 50	$ 33
% of Total	0.70%	0.50%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 33	$ 38
% of Total	0.50%	0.60%
Estimated Fair Value	$ 30	$ 37
% of Total	0.40%	0.60%
Greater than 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 6,878	$ 6,093
Greater than 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	6,194	5,744
Greater than 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	642	291
Greater than 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	42	34
Greater than 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	24
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	302	244
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	293	230
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	9	14
Less than 1.00x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	80	186
Less than 1.00x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	33	167
Less than 1.00x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	14	19
Less than 1.00x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	9	0
Less than 1.00x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 24	$ 0